Redeemable Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2014
Temporary Equity Disclosure [Abstract]
Schedule of Preferred Stock

As of December 31, 2013, preferred stock consisted of the following (in thousands, except share data):

	Preferred Shares Authorized	Issuance Date	Preferred Shares Issued and Outstanding	Redemption Value /Liquidation Preference	Carrying Value
Seed	2,500,000	December 2006	2,500,000	$2,000	$2,000
Series A	9,307,692	May 2007	9,307,692	12,100	12,100
Series B	4,077,500	December 2007	3,562,500	7,125	7,125
Series B-1	5,000,000	July 2009	4,842,500	9,685	9,685
Series C	33,310,787	November 2010 and June 2011	31,836,392	23,559	23,094
Series D	34,698,793	December 2011 and November 2012	33,158,272	27,521	27,521
	88,894,772		85,207,356	$81,990	$81,525